S-K 1602, SPAC Registered Offerings	Jan. 29, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	If we are unable to complete our initial business combination within the completion window, or 24 months from the closing of this offering (as may be extended by shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination), or by such earlier liquidation date as our board of directors may approve
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

As of October 31, 2025
Offering
Price of	25% of Maximum		50% of Maximum		75% of Maximum		100% of Maximum
$10.00	Redemption		Redemption		Redemption		Redemption
Difference
		between		Difference		Difference		Difference
		NTBV		between		between		between
		and		NTBV and		NTBV and		NTBV and
		Offering		Offering		Offering		Offering
NTBV	NTBV	Price	NTBV	Price	NTBV	Price	NTBV	Price
Assuming Full Exercise of Over-Allotment Option
$7.16	$6.51	$3.49	$5.50	$4.50	$3.63	$6.37	$(0.85)	$10.85
Assuming No Full Exercise of Over-Allotment Option
$7.15	$6.50	$3.50	$5.48	$4.52	$3.62	$6.38	$(0.86)	$10.86

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Sourcing of Potential Business Combination Targets

We believe our management team’s significant operating and transaction experience and relationships will provide us with a substantial number of potential initial business combination targets. Over the course of their careers, the members of our management team and our advisor have developed a broad network of contacts and corporate relationships around the world. This network has grown through the activities of our management team and advisor sourcing, acquiring and financing businesses, the reputation of our management team for integrity and fair dealing with sellers, financing sources and target management teams and the experience of our management team in executing transactions under varying economic and financial market conditions.

This network has provided our management team with a flow of referrals that has resulted in numerous transactions which were proprietary or where a limited group of investors were invited to participate in the sale process. We believe that the network of contacts and relationships of our management team will provide us important sources of investment opportunities. In addition, we anticipate that target business combination candidates will be brought to our attention from various unaffiliated sources, including investment market participants, private equity funds and large business enterprises seeking to divest non-core assets or divisions.

We have not contacted any of the prospective target businesses that our management team in their prior SPACs had considered and rejected as target businesses to acquire. However, we may contact such targets subsequent to the closing of this offering if we become aware that such targets are interested in a potential initial business combination with us and such transaction would be attractive to our shareholders. Accordingly, there is no current basis for investors in this offering to evaluate the possible merits or risks of the target business with which we may ultimately complete our initial business combination.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors. In the event we seek to complete our initial business combination with a company that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor (including its members), officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

Members of our management team and our independent directors will directly or indirectly own founder shares and/or private placement units following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Further, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she may be required to honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

In addition, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination. Other than Roth CH Acquisition Co., Haymaker Acquisition Corp. 4., and CSLM Digital Asset Acquisition Corp III, Ltd, which are special purpose acquisition companies that are affiliated with our director nominee, Christopher Bradley, as discussed under the section entitled “Proposed Business — Our Board of Directors,” the other entities to which our officers and directors currently owe fiduciary duties or contractual obligations are not themselves in the business of engaging in business combinations. In order to minimize potential conflicts of interest which may arise from multiple affiliations with SPACs, unless a business combination opportunity is expressly offered to us or to one of our directors or officers solely in his or her capacity as our director and/or officer and such opportunity is one we are permitted to undertake and would otherwise be reasonable for us to pursue, subject to their other legal obligations, we expect that our officers and directors who are also officers and/or directors of other SPACs (including Roth CH Acquisition Co., Haymaker Acquisition Corp. 4., and CSLM Digital Asset Acquisition Corp III, Ltd, in the case of Christopher Bradley) will present suitable target businesses to us and the other applicable SPACs based on which SPAC went public first and taking into account any contractual restrictions applicable to each such SPAC and other reasonable considerations (including but not limited to the relative sizes of the SPACs and the amount in trust compared to the sizes of the targets, the need or desire for additional financings, the amount of time required to complete a business combination and the relevant experience of the directors and officers involved with a particular blank check company).

We will file a Registration Statement on Form 8-A with the SEC to voluntarily register our securities under Section 12 of the Securities Exchange Act of 1934, as amended, or the Exchange Act. As a result, we will be subject to the rules and regulations promulgated under the Exchange Act. We have no current intention of filing a Form 15 to suspend our reporting or other obligations under the Exchange Act prior or subsequent to the consummation of our initial business combination.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]	The proceeds to be placed in the trust account include $7,000,000 (or $8,050,000 if the underwriters’ over-allotment option is exercised in full) in deferred underwriting commissions.Except with respect to interest earned on the funds held in the trust account that may be released to us to pay our taxes, if any, the proceeds from this offering and the sale of the private placement units will not be released from the trust account until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to amend our amended and restated memorandum and articles of association to (A) modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated an initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity, subject to applicable law. The proceeds deposited in the trust account could become subject to the claims of our creditors, if any, which could have priority over the claims of our public shareholders.We have until the date that is 24 months from the closing of this offering (as may be extended by shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination) or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. There are no limitations on the number of times we may seek shareholder approval for an extension or the length of time of any such extension. However, if we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less taxes payable), divided by the number of then issued and outstanding public shares, subject to applicable law.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 7,000,000
SPAC, Securities Offered, Redemption Rights [Text Block]	Except with respect to interest earned on the funds held in the trust account that may be released to us to pay our taxes, if any, the proceeds from this offering and the sale of the private placement units will not be released from the trust account until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to amend our amended and restated memorandum and articles of association to (A) modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated an initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity, subject to applicable law.
De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	The proceeds deposited in the trust account could become subject to the claims of our creditors, if any, which could have priority over the claims of our public shareholders
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	If we do not complete our initial business combination within the completion window, while we do not currently intend to seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, we may elect to do so in the future. There is no limit on the number of extensions that we may seek; however, we do not expect that it will be necessary to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend the completion window, our sponsor’s investment in our founder shares and our private placement units will be worthless, except to the extent they receive liquidating distributions from assets outside the trust account.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	Unless and until we complete our initial business combination, no proceeds held in the trust account (including the interest thereon) will be available for our use, except the withdrawal of interest to pay our taxes and/or to redeem our public shares in connection with an amendment to our amended and restated memorandum and articles of association, as described above. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. Unless and until we complete our initial business combination, we may pay our expenses only from the following funding sources:the net proceeds of this offering and the sale of the private placement units not held in the trust account, which initially will be approximately $1,100,000 in working capital after the payment of approximately $750,000 in expenses relating to this offering; andany loans or additional investments from our sponsor, members of our management team or their respective affiliates or other third parties, although they are under no obligation to advance funds or invest in us; provided that any such loans will not have any claim on the proceeds held in the trust account unless such proceeds are released to us upon completion of our initial business combination. Up to $1,500,000 of such loans may be convertible into private placement units, at a price of $10.00 per unit, at the option of the applicable lender.
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Cambridge Sponsor LLC	$10,000 per month (the “Administrative Services Fee”)	Office space, utilities and secretarial and administrative support

	7,666,667 Class B Ordinary Shares(1)	$25,000

	455,000 private placement units to be purchased simultaneously with the closing of this offering (or 495,500 private placement units if the over-allotment option is exercised in full)	$4,550,000 (or $4,955,000 if the over-allotment option is exercised in full)

	Up to $300,000 in loans	Repayment of loans made to us to cover offering related and organizational expenses

	Up to $1,500,000 in working capital loans, which loans may be convertible into private placement units of the post-business combination entity at a price of $10.00 per unit at the option of the lender	Working capital loans to finance transaction costs in connection with an initial business combination

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable on the conversion of the founder shares on a greater than one-to-one basis upon conversion

Cambridge Sponsor LLC, our officers, directors, advisors or our or their affiliates	Finder’s fees, advisory fees, consulting fees or success fees(2)

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

Cambridge Sponsor LLC, or its affiliates	Salary or fee in an amount that constitutes a market standard for comparable transactions(3)	Any services provided as an advisor or otherwise in connection with our initial business combination and certain other transactions

Mr. Cam-Phung, or his affiliate	$15,000 per month, which amounts will be accrued and will only be payable upon the successful completion of our initial business combination	Services rendered prior to the consummation of our initial business combination

Mr. Cox, or his affiliate	$15,000 per month, which amounts will be accrued and will only be payable upon the successful completion of our initial business combination	Services rendered prior to the consummation of our initial business combination
(1)	Up to 1,000,000 of which are subject to forfeiture by the holders thereof depending on the extent to which the underwriters’ over-allotment option is exercised
(2)	As of the date of this prospectus, no such arrangements are currently in place.
(3)	As of the date of this prospectus, no such arrangements are currently in place. Any such salary or fee would be paid using available working capital funds (including proceeds from any promissory notes issued by us and funds released from the trust account upon completion of our initial business combination), but would not in any event be paid out of the Administrative Services Fee.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	the Class A ordinary shares issuable on the conversion of the founder shares may result in material dilution to our public shareholders due to the anti-dilution rights of our founder shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she may be required to honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.
SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

	As of October 31, 2025
	0%		25% of Maximum		50% of Maximum		75% of Maximum		100% of Maximum
	Redemption		Redemption		Redemption		Redemption		Redemption
	No	Full	No	Full	No	Full	No	Full	No	Full
	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-
	allotment	allotment	allotment	allotment	allotment	allotment	allotment	allotment	allotment	allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value deficit before this offering	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Increase attributable to public shareholders	7.15	7.16	6.50	6.51	5.48	5.50	3.62	3.63	(0.86)	(0.85)
Pro forma net tangible book value after this offering	7.15	7.16	6.50	6.51	5.48	5.50	3.62	3.63	(0.86)	(0.85)
Dilution to public shareholders	$2.85	2.84	3.50	3.49	4.52	4.50	6.38	6.37	10.86	10.85
% Dilution to public shareholders	28.50%	28.40%	35.00%	34.90%	45.20%	45.00%	63.8%	63.70%	108.60%	108.50%

Net tangible book value	$4,036	4,036	4,036	4,036	4,036	4,036	4,036	4,036	4,036	4,036

Numerator:
Net tangible book value deficit before this offering	$4,036	4,036	4,036	4,036	4,036	4,036	4,036	4,036	4,036	4,036
Net proceeds from this offering and the sale of private placement units	201,100,000	231,100,000	201,100,000	231,100,000	201,100,000	231,100,000	201,100,000	231,100,000	201,100,000	231,100,000
Plus: Offering costs accrued for and paid in advance, excluded from tangible book value	—	—	—	—	—	—	—	—	—	—
Less: Overallotment liability	(219,800)	—	(219,800)	—	(219,800)	—	(219,800)	—	(219,800)	—
Less: Deferred underwriting commission	(7,000,000)	(8,050,000)	(7,000,000)	(8,050,000)	(7,000,000)	(8,050,000)	(7,000,000)	(8,050,000)	(7,000,000)	(8,050,000)
Less: Redemptions	—	—	(50,000,000)	(57,500,000)	(100,000,000)	(115,000,000)	(150,000,000)	(172,500,000)	(200,000,000)	(230,000,000)
Total	193,884,236	223,053,060	143,884,236	165,554,036	93,884,236	108,054,036	43,884,236	50,554,036	(6,115,764)	(6,945,964)

Denominator:
Ordinary shares outstanding prior to this offering	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667
Ordinary shares forfeited if over-allotment is not exercised	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—
Ordinary shares offered	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Private placement shares	455,000	495,500	455,000	495,500	455,000	495,500	455,000	495,500	455,000	495,500
Less: Ordinary shares redeemed	—	—	(5,000,000)	(5,750,000)	(10,000,000)	(11,500,000)	(15,000,000)	(17,250,000)	(20,000,000)	(23,000,000)
Total	27,121,667	31,162,167	22,121,667	25,412,667	17,121,667	19,662,667	12,121,667	13,912,167	7,121,667	8,162,167
(1)	Expenses applied against gross proceeds include offering expenses of approximately $750,000 and underwriting commissions of $0.135 per unit (including any units sold pursuant to the underwriters’ option to purchase additional units), or $2,700,000 in the aggregate (or up to $3,105,000 if the underwriters’ over-allotment option is exercised in full), payable to the underwriters (excluding deferred underwriting commissions). See “Use of Proceeds.”
(2)	Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.35 per unit on all units sold including those sold pursuant to the underwriters’ option to purchase additional units, or $7,000,000 in the aggregate (or up to $8,050,000 in the aggregate if the underwriters’ over-allotment option is exercised in full) payable to the representative on behalf of the underwriters for deferred underwriting commissions. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.
(3)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers or their respective affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”

SPAC, Material Potential Source of Future Dilution of Shares not Tendered [Text Block]	The difference between the public offering price per unit and the net tangible book value (NTBV) per Class A ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of issued and outstanding Class A ordinary shares.
SPAC, Adjusted Net Tangible Book Value Per Share, Calculation, Additional Information [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into units, as further described in this prospectus and (iv) no value is attributed to the warrants (however, we may need to issue ordinary shares or convertible equity or debt securities in the circumstances described above, as we intend to target an initial business combination with a target company whose enterprise value is greater than the net proceeds of the offering and the sale of private placement units), and (B) assume the issuance of 20,000,000 Class A ordinary shares (or 23,000,000 Class A ordinary shares if the over-allotment option is exercised in full) and 7,666,667 founder shares (up to 1,000,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full). Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. The exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.